Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 500	$ 400
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	12,000,000	12,000,000
Common stock, shares issued	6,932,457	6,920,557
Treasury stock, shares	3,628,673	3,631,079